AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Long Positions - 91.5%

Common Stocks - 91.5%

Aerospace & Defense - 3.8%
BWX Technologies, Inc.(a)	11,308	1,160,427
Curtiss-Wright Corp.(a)	4,369	1,118,202
General Dynamics Corp.(a)	3,855	1,088,999
HEICO Corp.(a)	5,140	981,740
Lockheed Martin Corp.(a)	2,313	1,052,114
Northrop Grumman Corp.(a)	2,313	1,107,141
RTX Corp.(a)	11,308	1,102,869
Textron, Inc.(a)	11,822	1,134,084
		8,745,576
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.(a)	13,878	1,056,671

Automobile Components - 0.5%
Fox Factory Holding Corp.*(a)	20,817	1,083,941

Biotechnology - 2.6%
AbbVie, Inc.(a)	5,654	1,029,593
Alkermes plc*(a)	33,924	918,323
Amgen, Inc.(a)	3,598	1,022,983
Gilead Sciences, Inc.(a)	13,878	1,016,564
Neurocrine Biosciences, Inc.*(a)	7,453	1,027,918
Sarepta Therapeutics, Inc.*(a)	7,453	964,865
		5,980,246
Broadline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc.*(a)	12,593	1,002,025

Capital Markets - 1.3%
Cboe Global Markets, Inc.(a)	5,140	944,372
CME Group, Inc.(a)	4,626	995,932
LPL Financial Holdings, Inc.(a)	3,855	1,018,491
		2,958,795
Chemicals - 2.3%
CF Industries Holdings, Inc.(a)	12,593	1,047,864
Corteva, Inc.(a)	18,504	1,067,126
FMC Corp.(a)	19,532	1,244,188
Linde plc(a)	2,313	1,073,972
NewMarket Corp.(a)	1,542	978,584
		5,411,734
Commercial Services & Supplies - 2.3%
Clean Harbors, Inc.*(a)	5,654	1,138,207
MSA Safety, Inc.(a)	5,654	1,094,558
Republic Services, Inc.(a)	5,397	1,033,202
Rollins, Inc.(a)	23,644	1,094,008
Waste Management, Inc.(a)	4,883	1,040,811
		5,400,786
Communications Equipment - 2.2%
Ciena Corp.*(a)	18,247	902,314
Cisco Systems, Inc.(a)	21,074	1,051,804
F5, Inc.*(a)	5,397	1,023,217
Juniper Networks, Inc.(a)	27,499	1,019,113
Motorola Solutions, Inc.(a)	3,084	1,094,758
		5,091,206
Construction & Engineering - 1.1%
EMCOR Group, Inc.(a)	3,598	1,260,019
MDU Resources Group, Inc.(a)	48,059	1,211,087
		2,471,106
Consumer Finance - 0.5%
FirstCash Holdings, Inc.(a)	8,738	1,114,445

Consumer Staples Distribution & Retail - 2.4%
BJ's Wholesale Club Holdings, Inc.*(a)	14,135	1,069,313
Casey's General Stores, Inc.(a)	3,341	1,063,942
Dollar General Corp.(a)	7,453	1,163,115
Kroger Co. (The)(a)	21,588	1,233,322
Sprouts Farmers Market, Inc.*(a)	16,962	1,093,710
		5,623,402
Containers & Packaging - 2.3%
Amcor plc(a)	111,795	1,063,171
AptarGroup, Inc.(a)	7,196	1,035,432
Graphic Packaging Holding Co.(a)	38,807	1,132,388
Packaging Corp. of America(a)	5,911	1,121,790
Silgan Holdings, Inc.(a)	22,873	1,110,713
		5,463,494
Distributors - 0.5%
Genuine Parts Co.(a)	6,939	1,075,059

Diversified Consumer Services - 0.9%
Grand Canyon Education, Inc.*(a)	7,710	1,050,179
H&R Block, Inc.(a)	20,817	1,022,323
		2,072,502
Diversified REITs - 0.4%
WP Carey, Inc., REIT(a)	18,504	1,044,366

Diversified Telecommunication Services - 0.9%
AT&T, Inc.(a)	61,423	1,081,045
Verizon Communications, Inc.(a)	25,700	1,078,372
		2,159,417
Electric Utilities - 2.7%
American Electric Power Co., Inc.(a)	12,593	1,084,257
Duke Energy Corp.(a)	11,308	1,093,597
Pinnacle West Capital Corp.(a)	14,649	1,094,720
PNM Resources, Inc.(a)	27,499	1,035,062
Southern Co. (The)(a)	15,420	1,106,231
Xcel Energy, Inc.(a)	17,476	939,335
		6,353,202
Electrical Equipment - 0.5%
Hubbell, Inc.(a)	2,827	1,173,346

Electronic Equipment, Instruments & Components - 2.7%
Avnet, Inc.(a)	22,102	1,095,817
CDW Corp.(a)	4,112	1,051,767
Corning, Inc.(a)	31,354	1,033,428
Crane NXT Co.(a)	16,705	1,034,040

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Investments	Shares	Value ($)
TD SYNNEX Corp.(a)	10,023	1,133,601
Teledyne Technologies, Inc.*(a)	2,313	993,017
		6,341,670
Energy Equipment & Services - 0.5%
TechnipFMC plc(a)	46,517	1,168,042

Entertainment - 1.3%
Electronic Arts, Inc.(a)	7,196	954,693
Endeavor Group Holdings, Inc., Class A(a)	43,690	1,124,144
TKO Group Holdings, Inc.(a)	12,079	1,043,746
		3,122,583
Financial Services - 0.5%
Radian Group, Inc.(a)	37,008	1,238,658

Food Products - 2.3%
Campbell Soup Co.(a)	24,158	1,073,823
Flowers Foods, Inc.(a)	44,718	1,062,052
General Mills, Inc.(a)	15,677	1,096,920
Kraft Heinz Co. (The)(a)	28,270	1,043,163
Lancaster Colony Corp.(a)	5,140	1,067,218
		5,343,176
Ground Transportation - 0.8%
CSX Corp.(a)	26,728	990,807
Knight-Swift Transportation Holdings, Inc.(a)	17,733	975,670
		1,966,477
Health Care Providers & Services - 5.4%
agilon health, Inc.*(a)	165,508	1,009,599
Cencora, Inc.(a)	4,369	1,061,623
Centene Corp.*(a)	12,593	988,299
Chemed Corp.(a)	1,799	1,154,832
Cigna Group (The)(a)	3,084	1,120,078
Elevance Health, Inc.(a)	2,056	1,066,118
HealthEquity, Inc.*(a)	12,336	1,006,988
Humana, Inc.(a)	2,827	980,177
McKesson Corp.(a)	2,056	1,103,764
Molina Healthcare, Inc.*(a)	2,570	1,055,833
Quest Diagnostics, Inc.(a)	7,967	1,060,487
UnitedHealth Group, Inc.(a)	2,056	1,017,103
		12,624,901
Health Care REITs - 0.9%
Omega Healthcare Investors, Inc., REIT(a)	32,639	1,033,677
Sabra Health Care, Inc., REIT(a)	73,245	1,081,829
		2,115,506
Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc.*(a)	257	747,040
Choice Hotels International, Inc.(a)	8,995	1,136,518
Darden Restaurants, Inc.(a)	5,911	988,024
Hilton Worldwide Holdings, Inc.(a)	5,140	1,096,413
McDonald's Corp.(a)	3,341	941,995
Texas Roadhouse, Inc.(a)	6,682	1,032,169
Wendy's Co. (The)(a)	56,026	1,055,530
Wyndham Hotels & Resorts, Inc.(a)	13,107	1,005,962
Yum! Brands, Inc.	7,453	1,033,358
		9,037,009
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.(a)	20,817	1,449,904

Industrial Conglomerates - 1.0%
General Electric Co.(a)	6,682	1,172,891
Honeywell International, Inc.(a)	5,140	1,054,985
		2,227,876
Industrial REITs - 0.4%
Americold Realty Trust, Inc., REIT*(a)	40,349	1,005,497

Insurance - 12.5%
Allstate Corp. (The)(a)	6,425	1,111,589
Aon plc, Class A(a)	3,341	1,114,958
Arch Capital Group Ltd.*(a)	11,565	1,069,069
Assurant, Inc.(a)	5,654	1,064,309
Axis Capital Holdings Ltd.(a)	16,448	1,069,449
Brown & Brown, Inc.(a)	12,079	1,057,396
Chubb Ltd.(a)	4,112	1,065,543
Erie Indemnity Co., Class A(a)	2,827	1,135,238
Everest Group Ltd.(a)	2,827	1,123,732
Globe Life, Inc.(a)	7,967	927,120
Hanover Insurance Group, Inc. (The)(a)	7,453	1,014,875
Hartford Financial Services Group, Inc. (The)(a)	10,794	1,112,322
Loews Corp.(a)	13,621	1,066,388
Markel Group, Inc.*(a)	771	1,173,061
Marsh & McLennan Cos., Inc.(a)	5,140	1,058,737
Old Republic International Corp.(a)	35,209	1,081,620
Progressive Corp. (The)(a)	5,397	1,116,208
Reinsurance Group of America, Inc.(a)	5,911	1,140,114
RenaissanceRe Holdings Ltd.(a)	4,626	1,087,249
RLI Corp.(a)	6,939	1,030,233
Ryan Specialty Holdings, Inc., Class A(a)	21,588	1,198,134
Selective Insurance Group, Inc.(a)	10,023	1,094,211
Travelers Cos., Inc. (The)(a)	4,626	1,064,628
Unum Group(a)	20,817	1,117,040
W R Berkley Corp.(a)	12,079	1,068,267
White Mountains Insurance Group Ltd.(a)	514	922,270
Willis Towers Watson plc(a)	3,598	989,450
		29,073,210
IT Services - 1.7%
Amdocs Ltd.(a)	11,308	1,021,904
Cognizant Technology Solutions Corp., Class A(a)	12,850	941,777
International Business Machines Corp.(a)	5,654	1,079,688
VeriSign, Inc.*(a)	5,397	1,022,785
		4,066,154

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Machinery - 1.5%
Donaldson Co., Inc.(a)	15,420	1,151,566
PACCAR, Inc.(a)	8,995	1,114,390
Snap-on, Inc.(a)	3,855	1,141,928
		3,407,884
Media - 0.9%
Fox Corp., Class A(a)	34,438	1,076,876
TEGNA, Inc.(a)	74,530	1,113,478
		2,190,354
Metals & Mining - 0.4%
United States Steel Corp.(a)	21,331	869,878

Multi-Utilities - 0.9%
Consolidated Edison, Inc.(a)	11,822	1,073,556
WEC Energy Group, Inc.(a)	13,364	1,097,452
		2,171,008
Office REITs - 0.4%
COPT Defense Properties, REIT(a)	43,176	1,043,564

Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp.(a)	6,682	1,054,019
Diamondback Energy, Inc.(a)	5,654	1,120,453
Exxon Mobil Corp.(a)	9,766	1,135,200
Kinder Morgan, Inc.(a)	59,624	1,093,504
Marathon Petroleum Corp.(a)	5,911	1,191,066
Occidental Petroleum Corp.*(a)	16,962	1,102,360
Texas Pacific Land Corp.(a)	2,313	1,338,094
		8,034,696
Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.(a)	20,303	1,101,032
Eli Lilly and Co.(a)	1,285	999,678
Johnson & Johnson(a)	6,425	1,016,371
Merck & Co., Inc.(a)	7,967	1,051,246
Pfizer, Inc.(a)	37,522	1,041,235
		5,209,562
Professional Services - 3.6%
CACI International, Inc., Class A*(a)	2,827	1,070,952
FTI Consulting, Inc.*(a)	4,626	972,802
Jacobs Solutions, Inc.(a)	6,939	1,066,732
KBR, Inc.(a)	17,219	1,096,162
Paycom Software, Inc.(a)	5,654	1,125,203
Science Applications International Corp.(a)	7,196	938,286
TriNet Group, Inc.(a)	7,967	1,055,548
Verisk Analytics, Inc.(a)	4,112	969,322
		8,295,007
Residential REITs - 1.4%
AvalonBay Communities, Inc., REIT(a)	5,911	1,096,845
Equity LifeStyle Properties, Inc., REIT(a)	15,420	993,048
Equity Residential, REIT(a)	17,219	1,086,691
		3,176,584
Retail REITs - 0.9%
Agree Realty Corp., REIT(a)	17,990	1,027,589
Realty Income Corp., REIT(a)	19,532	1,056,681
		2,084,270
Semiconductors & Semiconductor Equipment - 0.9%
Lattice Semiconductor Corp.*(a)	13,621	1,065,571
ON Semiconductor Corp.*(a)	13,107	964,020
		2,029,591
Software - 4.5%
Aspen Technology, Inc.*(a)	5,397	1,151,072
CCC Intelligent Solutions Holdings, Inc.*(a)	88,151	1,054,286
Confluent, Inc., Class A*(a)	30,583	933,393
Dolby Laboratories, Inc., Class A(a)	12,593	1,054,916
Dropbox, Inc., Class A*(a)	43,433	1,055,422
Fortinet, Inc.*(a)	14,906	1,018,229
Guidewire Software, Inc.*(a)	8,481	989,817
Microsoft Corp.*(a)	2,570	1,081,250
PTC, Inc.*(a)	5,654	1,068,267
Roper Technologies, Inc.(a)	1,799	1,008,951
		10,415,603
Specialized REITs - 1.4%
Digital Realty Trust, Inc., REIT(a)	7,453	1,073,530
Gaming and Leisure Properties, Inc., REIT(a)	22,873	1,053,759
VICI Properties, Inc., REIT(a)	34,438	1,025,908
		3,153,197
Specialty Retail - 4.1%
AutoZone, Inc.*(a)	257	809,974
Dick's Sporting Goods, Inc.(a)	5,911	1,329,147
Five Below, Inc.*(a)	5,140	932,293
Murphy USA, Inc.(a)	2,570	1,077,344
O'Reilly Automotive, Inc.*(a)	1,028	1,160,489
Penske Automotive Group, Inc.(a)	6,682	1,082,417
TJX Cos., Inc. (The)(a)	10,280	1,042,598
Tractor Supply Co.(a)	4,112	1,076,193
Ulta Beauty, Inc.*(a)	1,799	940,661
		9,451,116
Technology Hardware, Storage & Peripherals - 1.0%
HP, Inc.(a)	35,466	1,071,783
NetApp, Inc.(a)	11,565	1,213,978
		2,285,761
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp.*(a)	1,285	1,209,519

Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc., Class A(a)	10,280	997,571

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.(a)	6,168	1,006,741

Total Common Stocks (Cost $194,439,285)		213,093,888

Total Long Positions (Cost $194,439,285)		213,093,888

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Short Positions - (92.2)%

Common Stocks - (92.2)%

Aerospace & Defense - (0.5)%
Axon Enterprise, Inc.	(3,598)	(1,125,742)

Air Freight & Logistics - (0.4)%
GXO Logistics, Inc.	(19,018)	(1,022,408)

Automobiles - (1.3)%
Rivian Automotive, Inc., Class A	(94,319)	(1,032,793)
Tesla, Inc.	(5,140)	(903,561)
Thor Industries, Inc.	(8,224)	(965,004)
		(2,901,358)
Banks - (5.1)%
Bank OZK	(23,901)	(1,086,540)
Citizens Financial Group, Inc.	(33,153)	(1,203,122)
Comerica, Inc.	(20,560)	(1,130,594)
First Citizens BancShares, Inc., Class A	(514)	(840,390)
KeyCorp	(73,759)	(1,166,130)
Pinnacle Financial Partners, Inc.	(12,079)	(1,037,345)
Synovus Financial Corp.	(26,985)	(1,081,019)
Valley National Bancorp	(122,846)	(977,854)
Webster Financial Corp.	(21,588)	(1,096,023)
Western Alliance Bancorp	(17,476)	(1,121,784)
Zions Bancorp NA	(26,214)	(1,137,688)
		(11,878,489)
Beverages - (1.3)%
Boston Beer Co., Inc. (The), Class A	(2,827)	(860,595)
Brown-Forman Corp., Class B	(17,733)	(915,378)
Celsius Holdings, Inc.	(15,420)	(1,278,626)
		(3,054,599)
Biotechnology - (2.7)%
Arrowhead Pharmaceuticals, Inc.	(33,153)	(948,176)
CRISPR Therapeutics AG	(11,822)	(805,787)
Exact Sciences Corp.	(17,476)	(1,206,892)
Intellia Therapeutics, Inc.	(36,494)	(1,003,950)
Moderna, Inc.	(10,794)	(1,150,209)
Natera, Inc.	(13,621)	(1,245,777)
		(6,360,791)
Broadline Retail - (0.4)%
Etsy, Inc.	(14,135)	(971,357)

Building Products - (2.8)%
Advanced Drainage Systems, Inc.	(6,168)	(1,062,376)
Builders FirstSource, Inc.	(5,397)	(1,125,545)
Fortune Brands Innovations, Inc.	(12,593)	(1,066,249)
Owens Corning	(6,939)	(1,157,425)
Simpson Manufacturing Co., Inc.	(5,140)	(1,054,625)
Trex Co., Inc.	(10,537)	(1,051,066)
		(6,517,286)
Capital Markets - (4.8)%
Blackstone, Inc., Class A	(7,967)	(1,046,625)
Blue Owl Capital, Inc.	(56,540)	(1,066,344)
Carlyle Group, Inc. (The)	(22,873)	(1,072,972)
Coinbase Global, Inc., Class A	(5,140)	(1,362,717)
Janus Henderson Group plc	(32,639)	(1,073,497)
Jefferies Financial Group, Inc.	(24,415)	(1,076,702)
KKR & Co., Inc.	(10,537)	(1,059,811)
Robinhood Markets, Inc., Class A	(64,764)	(1,303,699)
T. Rowe Price Group, Inc.	(9,252)	(1,128,004)
TPG, Inc.	(22,873)	(1,022,423)
		(11,212,794)
Chemicals - (1.9)%
Albemarle Corp.	(8,224)	(1,083,430)
Celanese Corp., Series A	(6,682)	(1,148,368)
Chemours Co. (The)	(34,952)	(917,840)
Scotts Miracle-Gro Co. (The)	(17,219)	(1,284,365)
		(4,434,003)
Communications Equipment - (0.4)%
Lumentum Holdings, Inc.	(20,303)	(961,347)

Construction & Engineering - (0.5)%
API Group Corp.	(28,270)	(1,110,163)

Construction Materials - (0.5)%
Eagle Materials, Inc.	(4,112)	(1,117,436)

Consumer Finance - (1.8)%
Ally Financial, Inc.	(28,013)	(1,137,048)
Credit Acceptance Corp.	(1,799)	(992,238)
OneMain Holdings, Inc.	(21,845)	(1,116,061)
SoFi Technologies, Inc.	(117,963)	(861,130)
		(4,106,477)
Consumer Staples Distribution & Retail - (1.4)%
Target Corp.	(6,682)	(1,184,117)
US Foods Holding Corp.	(19,532)	(1,054,142)
Walgreens Boots Alliance, Inc.	(48,059)	(1,042,400)
		(3,280,659)
Containers & Packaging - (0.5)%
Sealed Air Corp.	(28,013)	(1,042,084)

Diversified Consumer Services - (0.5)%
Duolingo, Inc.	(5,397)	(1,190,470)

Diversified Telecommunication Services - (0.4)%
Frontier Communications Parent, Inc.	(38,807)	(950,772)

Electric Utilities - (0.6)%
NRG Energy, Inc.	(19,018)	(1,287,328)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Electrical Equipment - (1.7)%
Generac Holdings, Inc.	(9,252)	(1,167,047)
NEXTracker, Inc., Class A	(16,962)	(954,452)
Shoals Technologies Group, Inc., Class A	(66,049)	(738,428)
Sunrun, Inc.	(88,665)	(1,168,605)
		(4,028,532)
Electronic Equipment, Instruments & Components - (0.9)%
Coherent Corp.	(17,219)	(1,043,816)
Zebra Technologies Corp., Class A	(3,598)	(1,084,581)
		(2,128,397)
Energy Equipment & Services - (3.0)%
ChampionX Corp.	(32,382)	(1,162,190)
Halliburton Co.	(28,784)	(1,134,665)
Noble Corp. plc	(23,387)	(1,134,036)
NOV, Inc.	(59,624)	(1,163,860)
Schlumberger NV	(20,817)	(1,140,980)
Transocean Ltd.	(212,282)	(1,333,131)
		(7,068,862)
Entertainment - (0.8)%
ROBLOX Corp., Class A	(24,415)	(932,165)
Roku, Inc.	(15,677)	(1,021,670)
		(1,953,835)
Financial Services - (2.2)%
Affirm Holdings, Inc.	(26,985)	(1,005,461)
Apollo Global Management, Inc.	(8,995)	(1,011,488)
Block, Inc., Class A	(13,621)	(1,152,064)
PayPal Holdings, Inc.	(16,962)	(1,136,284)
Shift4 Payments, Inc., Class A	(13,878)	(916,920)
		(5,222,217)
Food Products - (0.5)%
Darling Ingredients, Inc.	(23,644)	(1,099,682)

Gas Utilities - (0.5)%
UGI Corp.	(42,662)	(1,046,925)

Ground Transportation - (2.8)%
Avis Budget Group, Inc.	(9,509)	(1,164,472)
Lyft, Inc., Class A	(63,222)	(1,223,346)
Old Dominion Freight Line, Inc.	(4,626)	(1,014,528)
Saia, Inc.	(1,799)	(1,052,415)
Uber Technologies, Inc.	(12,850)	(989,322)
XPO, Inc.	(8,481)	(1,034,936)
		(6,479,019)
Health Care Equipment & Supplies - (2.7)%
Align Technology, Inc.	(3,341)	(1,095,581)
ICU Medical, Inc.	(9,509)	(1,020,506)
IDEXX Laboratories, Inc.	(1,799)	(971,334)
Inspire Medical Systems, Inc.	(5,654)	(1,214,422)
Novocure Ltd.	(67,591)	(1,056,447)
Teleflex, Inc.	(4,369)	(988,137)
		(6,346,427)
Health Care Providers & Services - (0.4)%
Guardant Health, Inc.	(50,115)	(1,033,872)

Health Care Technology - (1.3)%
Doximity, Inc., Class A	(35,980)	(968,222)
Teladoc Health, Inc.	(68,105)	(1,028,385)
Veeva Systems, Inc., Class A	(4,626)	(1,071,798)
		(3,068,405)
Hotels, Restaurants & Leisure - (4.4)%
Airbnb, Inc., Class A	(6,682)	(1,102,263)
Caesars Entertainment, Inc.	(24,672)	(1,079,153)
Carnival Corp.	(68,105)	(1,112,836)
DoorDash, Inc., Class A	(8,481)	(1,168,003)
DraftKings, Inc., Class A	(24,929)	(1,132,026)
Expedia Group, Inc.	(7,453)	(1,026,651)
MGM Resorts International	(24,415)	(1,152,632)
Norwegian Cruise Line Holdings Ltd.	(63,222)	(1,323,236)
Penn Entertainment, Inc.	(60,652)	(1,104,473)
		(10,201,273)
Household Durables - (1.0)%
Mohawk Industries, Inc.	(8,738)	(1,143,717)
TopBuild Corp.	(2,570)	(1,132,676)
		(2,276,393)
Independent Power and Renewable Electricity Producers - (1.0)%
AES Corp. (The)	(64,764)	(1,161,218)
Clearway Energy, Inc., Class C	(46,517)	(1,072,217)
		(2,233,435)
Industrial REITs - (0.4)%
Prologis, Inc., REIT	(7,710)	(1,003,996)

Insurance - (0.5)%
Lincoln National Corp.	(37,522)	(1,198,077)

Interactive Media & Services - (1.3)%
Pinterest, Inc., Class A	(26,728)	(926,660)
Snap, Inc., Class A	(94,062)	(1,079,832)
ZoomInfo Technologies, Inc., Class A	(59,624)	(955,772)
		(2,962,264)
IT Services - (1.7)%
Cloudflare, Inc., Class A	(10,280)	(995,412)
DXC Technology Co.	(46,774)	(992,077)
MongoDB, Inc.	(2,313)	(829,534)
Twilio, Inc., Class A	(17,476)	(1,068,658)
		(3,885,681)
Leisure Products - (0.4)%
Peloton Interactive, Inc., Class A	(220,506)	(944,868)

Life Sciences Tools & Services - (2.1)%
10X Genomics, Inc., Class A	(22,102)	(829,488)
Charles River Laboratories International, Inc.	(4,112)	(1,114,146)
Illumina, Inc.	(7,453)	(1,023,446)
IQVIA Holdings, Inc.	(4,112)	(1,039,884)
Repligen Corp.	(5,140)	(945,349)
		(4,952,313)
Machinery - (2.6)%
Chart Industries, Inc.	(7,967)	(1,312,324)
ITT, Inc.	(7,967)	(1,083,751)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Middleby Corp. (The)	(7,967)	(1,281,014)
Pentair plc	(13,364)	(1,141,820)
Stanley Black & Decker, Inc.	(11,565)	(1,132,561)
		(5,951,470)
Media - (0.9)%
Paramount Global, Class B	(90,978)	(1,070,811)
Trade Desk, Inc. (The), Class A	(12,336)	(1,078,413)
		(2,149,224)
Metals & Mining - (2.0)%
Alcoa Corp.	(39,835)	(1,346,025)
Cleveland-Cliffs, Inc.	(49,858)	(1,133,771)
Freeport-McMoRan, Inc.	(26,471)	(1,244,666)
MP Materials Corp.	(68,619)	(981,252)
		(4,705,714)
Mortgage Real Estate Investment Trusts (REITs) - (0.5)%
Annaly Capital Management, Inc.	(53,456)	(1,052,549)

Multi-Utilities - (1.8)%
Avista Corp.	(30,326)	(1,062,016)
Black Hills Corp.	(19,532)	(1,066,447)
Dominion Energy, Inc.	(21,588)	(1,061,914)
Northwestern Energy Group, Inc.	(21,074)	(1,073,299)
		(4,263,676)
Office REITs - (2.3)%
Alexandria Real Estate Equities, Inc., REIT	(8,995)	(1,159,545)
Boston Properties, Inc., REIT	(15,677)	(1,023,865)
Cousins Properties, Inc., REIT	(44,718)	(1,075,021)
Kilroy Realty Corp., REIT	(28,527)	(1,039,239)
Vornado Realty Trust, REIT	(39,835)	(1,146,053)
		(5,443,723)
Oil, Gas & Consumable Fuels - (1.0)%
Equitrans Midstream Corp.	(96,632)	(1,206,934)
Ovintiv, Inc.	(21,845)	(1,133,755)
		(2,340,689)
Paper & Forest Products - (0.5)%
Louisiana-Pacific Corp.	(14,392)	(1,207,633)

Passenger Airlines - (0.5)%
Delta Air Lines, Inc.	(24,158)	(1,156,443)

Personal Care Products - (1.3)%
Coty, Inc., Class A	(76,586)	(915,969)
elf Beauty, Inc.	(5,140)	(1,007,594)
Estee Lauder Cos., Inc. (The), Class A	(6,939)	(1,069,647)
		(2,993,210)
Pharmaceuticals - (0.9)%
Catalent, Inc.	(17,219)	(972,013)
Elanco Animal Health, Inc.	(61,937)	(1,008,334)
		(1,980,347)
Professional Services - (2.1)%
Alight, Inc., Class A	(109,225)	(1,075,866)
Clarivate plc	(112,823)	(838,275)
Dayforce, Inc.	(14,135)	(935,878)
Equifax, Inc.	(3,855)	(1,031,290)
TransUnion	(13,107)	(1,045,939)
		(4,927,248)
Real Estate Management & Development - (2.3)%
CBRE Group, Inc., Class A	(11,308)	(1,099,590)
CoStar Group, Inc.	(12,079)	(1,166,831)
Jones Lang LaSalle, Inc.	(5,397)	(1,052,901)
Opendoor Technologies, Inc.	(330,502)	(1,001,421)
Zillow Group, Inc., Class C	(18,761)	(915,162)
		(5,235,905)
Semiconductors & Semiconductor Equipment - (3.1)%
Amkor Technology, Inc.	(32,896)	(1,060,567)
Enphase Energy, Inc.	(8,481)	(1,026,031)
Intel Corp.	(23,387)	(1,033,004)
Marvell Technology, Inc.	(14,649)	(1,038,321)
Monolithic Power Systems, Inc.	(1,285)	(870,485)
SolarEdge Technologies, Inc.	(14,906)	(1,058,028)
Wolfspeed, Inc.	(39,321)	(1,159,969)
		(7,246,405)
Software - (6.8)%
AppLovin Corp., Class A	(17,219)	(1,191,899)
Braze, Inc., Class A	(17,476)	(774,187)
DocuSign, Inc.	(19,532)	(1,163,131)
DoubleVerify Holdings, Inc.	(23,644)	(831,323)
Five9, Inc.	(15,934)	(989,661)
HashiCorp, Inc., Class A	(40,092)	(1,080,479)
HubSpot, Inc.	(1,542)	(966,155)
MicroStrategy, Inc., Class A	(1,285)	(2,190,360)
Palantir Technologies, Inc., Class A	(42,662)	(981,653)
RingCentral, Inc., Class A	(32,382)	(1,124,951)
Samsara, Inc., Class A	(30,069)	(1,136,307)
Smartsheet, Inc., Class A	(23,901)	(920,188)
UiPath, Inc., Class A	(41,891)	(949,669)
Unity Software, Inc.	(30,583)	(816,566)
Zscaler, Inc.	(4,112)	(792,095)
		(15,908,624)
Specialized REITs - (0.9)%
Lamar Advertising Co., Class A, REIT	(9,252)	(1,104,782)
Rayonier, Inc., REIT	(30,326)	(1,008,036)
		(2,112,818)
Specialty Retail - (2.6)%
Carvana Co.	(14,392)	(1,265,201)
Chewy, Inc., Class A	(60,652)	(964,973)
Floor & Decor Holdings, Inc., Class A	(8,738)	(1,132,620)
RH	(3,855)	(1,342,542)
GNC Holdings, Inc.‡	(6,956)	—
Wayfair, Inc., Class A	(19,275)	(1,308,387)
		(6,013,723)
Textiles, Apparel & Luxury Goods - (0.8)%
PVH Corp.	(7,453)	(1,047,966)
Under Armour, Inc., Class A	(118,220)	(872,464)
		(1,920,430)
Trading Companies & Distributors - (1.5)%
SiteOne Landscape Supply, Inc.	(6,168)	(1,076,624)
United Rentals, Inc.	(1,542)	(1,111,952)

AGF Investments Trust

AGF U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Investments	Shares	Value ($)
WESCO International, Inc.	(6,939)	(1,188,512)
		(3,377,088)
Water Utilities - (0.4)%
American Water Works Co., Inc.	(8,481)	(1,036,463)

Total Common Stocks (Proceeds $(216,853,457))		(214,683,418)

Total Short Positions (Proceeds $(216,853,457))		(214,683,418)

Total Investments - (0.7)% (Net Cost and Proceeds $(22,414,172))		(1,589,530)
Other assets less liabilities - 100.7%		234,369,741
Net Assets - 100.0%		232,780,211

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $163,377,374.
‡	Security fair valued as of March 31, 2024 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2024 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

OTC Total return swap contracts outstanding as of March 31, 2024

Notional Amount		Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation) ($)
USD	25,447,456	10/1/2025	Morgan Stanley	5.68%	Monthly	Dow Jones U.S. Low Beta Total Return Index(4)	3,980,640
USD	(24,937,506)	10/1/2025	Morgan Stanley	4.93%	Monthly	Dow Jones U.S. High Beta Total Return Index(5)	(3,906,375)
							74,265

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate (based on the U.S. effective federal funds rate), as of March 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at www.agf.com/us/resources
(4)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(5)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD	US Dollar

AGF Investments Trust

AGF Global Infrastructure ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value ($)
Common Stocks - 97.6%

Broadline Retail - 1.2%
Amazon.com, Inc.*	261	47,079

Commercial Services & Supplies - 1.0%
Republic Services, Inc.	130	24,887
Waste Management, Inc.	67	14,281
		39,168
Construction & Engineering - 9.8%
Bouygues SA	500	20,406
China Railway Group Ltd., Class H	40,000	19,778
Ferrovial SE	1,625	64,305
Quanta Services, Inc.	261	67,808
Stantec, Inc.	200	16,605
Vinci SA	1,522	195,005
		383,907
Electric Utilities - 17.7%
American Electric Power Co., Inc.	1,293	111,327
Constellation Energy Corp.	68	12,570
Duke Energy Corp.	1,220	117,986
Edison International	1,061	75,045
Endesa SA	947	17,537
Enel SpA	8,379	55,314
Eversource Energy	873	52,179
Iberdrola SA	2,063	25,584
Kansai Electric Power Co., Inc. (The)	1,200	17,035
Neoenergia SA	3,700	15,013
NextEra Energy, Inc.	1,928	123,218
Southern Co. (The)	548	39,314
SSE plc	1,596	33,237
		695,359
Electrical Equipment - 1.0%
Emerson Electric Co.	354	40,151

Gas Utilities - 5.4%
Atmos Energy Corp.	81	9,629
China Gas Holdings Ltd.	19,800	17,860
Enagas SA	733	10,885
ENN Energy Holdings Ltd.	2,600	20,031
Italgas SpA	2,927	17,052
New Jersey Resources Corp.	554	23,772
Snam SpA	15,577	73,540
Spire, Inc.	666	40,872
		213,641
Ground Transportation - 4.3%
Canadian National Railway Co.	297	39,110
Central Japan Railway Co.	400	9,914
CSX Corp.	1,265	46,893
Kyushu Railway Co.	800	18,222
Union Pacific Corp.	167	41,070
West Japan Railway Co.	600	12,485
		167,694
Independent Power and Renewable Electricity Producers - 1.5%
China Resources Power Holdings Co. Ltd.	6,000	13,998
Clearway Energy, Inc.	585	13,484
Engie Brasil Energia SA	1,500	12,041
RWE AG	609	20,670
		60,193
Industrial REITs - 1.4%
GLP J, REIT	20	16,752
Prologis, Inc., REIT	171	22,268
STAG Industrial, Inc., REIT	378	14,530
		53,550
Interactive Media & Services - 1.0%
Alphabet, Inc., Class C*	248	37,760

Machinery - 1.1%
Ebara Corp.	100	9,040
Flowserve Corp.	278	12,699
Pentair plc	247	21,104
		42,843
Multi-Utilities - 7.3%
A2A SpA	13,784	24,886
Dominion Energy, Inc.	408	20,069
National Grid plc	8,732	117,485
Sempra	1,420	101,999
WEC Energy Group, Inc.	264	21,680
		286,119
Oil, Gas & Consumable Fuels - 19.3%
Cheniere Energy, Inc.	601	96,929
DT Midstream, Inc.	334	20,407
Enbridge, Inc.	7,238	261,563
Gibson Energy, Inc.	1,200	20,429
Kinder Morgan, Inc.	7,098	130,177
ONEOK, Inc.	1,882	150,880
TC Energy Corp.	1,026	41,236
Williams Cos., Inc. (The)	971	37,840
		759,461
Semiconductors & Semiconductor Equipment - 0.5%
First Solar, Inc.*	117	19,750

Software - 2.3%
Microsoft Corp.	161	67,736
Oracle Corp.	167	20,977
		88,713
Specialized REITs - 6.6%
American Tower Corp., REIT	500	98,795
Crown Castle, Inc., REIT	137	14,499
Digital Realty Trust, Inc., REIT	78	11,235
Equinix, Inc., REIT	47	38,791
Iron Mountain, Inc., REIT	995	79,809

AGF Investments Trust

AGF Global Infrastructure ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Investments	Shares	Value ($)
SBA Communications Corp., REIT	79	17,119
		260,248
Transportation Infrastructure - 13.8%
Aena SME SA(a)	797	156,879
Atlas Arteria Ltd.	5,633	19,565
Enav SpA(a)	7,265	30,411
Flughafen Zurich AG (Registered)	105	23,821
Getlink SE	1,739	29,605
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	422	33,376
Grupo Aeroportuario del Pacifico SAB de CV, ADR	161	26,270
Grupo Aeroportuario del Sureste SAB de CV, ADR	164	52,264
Kamigumi Co. Ltd.	412	9,049
Qube Holdings Ltd.	4,299	9,553
Salik Co. PJSC	26,481	26,753
Shenzhen Expressway Corp. Ltd., Class H	6,000	5,244
Transurban Group	13,958	121,155
		543,945
Water Utilities - 2.4%
American Water Works Co., Inc.	549	67,093
Essential Utilities, Inc.	482	17,858
Guangdong Investment Ltd.	26,000	11,129
		96,080
Total Common Stocks (Cost $3,532,848)		3,835,661

Master Limited Partnerships - 1.1%

Multi-Utilities - 0.9%
Brookfield Infrastructure Partners LP (Cost $33,874)	1,134	35,392

Oil, Gas & Consumable Fuels - 0.2%
Energy Transfer LP (Cost $3,410)	356	5,600

Total Master Limited Partnerships (Cost $37,284)		40,992
Total Investments - 98.7% (Cost $3,570,132)		3,876,653
Other assets less liabilities - 1.3%		52,722
Net Assets - 100.0%		3,929,375

*	Non-income producing security.

Abbreviations
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company

AGF Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of March 31, 2024:

Australia	3.8%
Brazil	0.7%
Canada	10.6%
China	2.2%
France	6.2%
Germany	0.5%
Italy	5.1%
Japan	2.4%
Mexico	2.9%
Spain	5.4%
Switzerland	0.6%
United Arab Emirates	0.7%
United Kingdom	3.8%
United States	53.8%
Other(1)	1.3%
100.0%

(1)	Includes cash and net other assets (liabilities).

AGF Investments Trust

Notes to Quarterly Schedules of Investments

March 31, 2024 (Unaudited)

Investment Valuation

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2024 for each Fund based upon the three levels defined above:

AGF U.S. Market Neutral Anti-Beta Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 —Significant Unobservable Inputs		Total
Investments
Assets
Common Stocks**	$213,093,888	$—	$—	*	$213,093,888
Liabilities
Common Stocks**	$(214,683,418)	$—	$—		$(214,683,418)
Total Investments	$(1,589,530)	$—	$—		$(1,589,530)
Other Financial Instruments
Assets
Swap Agreement***	$—	$3,980,640	$—		$3,980,640
Liabilities
Swap Agreement***	$—	$(3,906,375)	$—		$(3,906,375)
Total Other Financial Instruments	$—	$74,265	$—		$74,265

AGF Global Infrastructure ETF
Investments
Common Stocks**	3,835,661	—	—		3,835,661
Master Limited Partnerships	40,992	—	—		40,992
Total Investments	$3,876,653	$—	$—		$3,876,653

*	Security has zero value.
**	See Schedules of Investments for segregation by industry.
**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.
The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.